Concentrations Of Credit Risk And Contingencies	12 Months Ended
Dec. 31, 2011
Concentrations Of Credit Risk And Contingencies [Abstract]
Concentrations Of Credit Risk And Contingencies
(11)	Concentrations of Credit Risk and Contingencies

The Company grants commercial, residential and consumer loans to customers primarily in the central Virginia area. The Company has a diversified loan portfolio that is not dependent upon any particular economic sector. As a whole, the portfolio is affected by general economic conditions in the central Virginia region.

The Company's commercial and real estate loan portfolios are diversified, with no significant concentrations of credit other than the geographic focus on the central Virginia region. The installment loan portfolio consists of consumer loans primarily for automobiles and other personal property. Overall, the Company's loan portfolio is not concentrated within a single industry or group of industries, the loss of any one or more of which would generate a materially adverse impact on the business of the Company.

The Company has established operating policies relating to the credit process and collateral in loan originations. Loans to purchase real and personal property are generally collateralized by the related property. Credit approval is principally a function of collateral and the evaluation of the creditworthiness of the borrower based on available financial information.

At times, the Company may have cash and cash equivalents at a financial institution in excess of insured limits. The Company places its cash and cash equivalents with high credit quality financial institutions whose credit rating is monitored by management to minimize credit risk.

In the ordinary course of business, various claims and lawsuits are brought by and against the Company. In the opinion of management, there is no pending or threatened proceeding in which an adverse decision could result in a material adverse change in the Company's consolidated financial condition or results of operations.